CONSOLIDATED BALANCE SHEETS (Parenthetical) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Trading account assets, assets pledged that secured parties are permitted to sell or repledge	¥ 7,020,645	¥ 7,645,031
Available-for-sale securities, assets pledged that secured parties are permitted to sell or repledge	513,054	776,660
Held-to-maturity securities, assets pledged that secured parties are permitted to sell or repledge	1,238,965	1,272,433
Long-term debt, liabilities accounted for at fair value	¥ 1,055,626	¥ 739,727
Common stock, par value	¥ 0	¥ 0
Common stock, authorized	48,000,000,000	48,000,000,000
Common stock, issued	25,030,525,657	24,621,897,967
Treasury stock, shares	10,929,211	11,649,262